Related Party Transactions (Details) - USD ($)					1 Months Ended			3 Months Ended	12 Months Ended
	Jun. 12, 2023	Oct. 07, 2022	Jul. 19, 2022	Jan. 28, 2022	May 25, 2023	Apr. 21, 2023	Jul. 21, 2022	Mar. 31, 2023	Dec. 31, 2022	Oct. 18, 2021
Related Party Transactions (Details) [Line Items]
Preferred stock, par value (in Dollars per share)			$ 0.001							$ 3,000
Cash			$ 20,000					$ 507,016
Preferred stock votes (in Shares)			250,000,000
Cash received on consideration									$ 20,000
Accrue interest rate							4.75%
Promissory note amount		$ 80,000
Accrued interest									119,444
Chief Financial Officer [Member]
Related Party Transactions (Details) [Line Items]
Restricted stock of shares (in Shares)				240
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Restricted stock issued									$ 146,613
Loaned amount							$ 80,000
Accrued interest		$ 812
Unsecured Promissory Note [Member]
Related Party Transactions (Details) [Line Items]
Accrue interest rate	8.25%				8.25%	8.00%
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Loaned amount	$ 200,000				$ 200,000	$ 87,523
Cheif Innovoation Officer [Member]
Related Party Transactions (Details) [Line Items]
Loaned amount	$ 100,000					$ 100,000